Scheduled Maturities of Long-Term Debt (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Debt Instrument [Line Items]
Long-term debt	₨ 932,906.3	$ 14,328.2	₨ 730,920.7
Perpetual debt
Debt Instrument [Line Items]
Long-term debt	₨ 79,997.3